DUE FROM FACTOR	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DUE FROM FACTOR
DUE FROM FACTOR

NOTE 5: DUE FROM FACTOR

The Company, via its subsidiaries, Bailey and Stateside, assigns a portion of its trade accounts receivable to a third- party factoring company, who assumes the credit risk with respect to the collection of non-recourse accounts receivable. The Company may request advances on the net sales factored at any time before their maturity date, and up to 50% of eligible finished goods inventories. The factor charges a commission on the net sales factored for credit and collection services. Interest on advances is charged as of the last day of each month at a rate equal to the LIBOR rate plus 2.5% for Bailey. For Stateside, should total commission and fees payable be less than $30,000 in a single year, then the factor shall charge the difference between the actual fees in said year and $30,000 to the Company. Interest on advances is charged as of the last day of each month at a rate equal to the greater of either, (a) the Chase Prime Rate + (2.0)% or (b) (4.0)% per annum. Advances are collateralized by a security interest in substantially all of the companies’ assets.

Due to/from factor consist of the following:

	September 30,	December 31,
	2021	2020
Outstanding receivables:
Without recourse	$1,022,552	$151,158
With recourse	58,884	42,945
Advances	119,937	56,246
Credits due customers	(107,064)	(40,316)
	$1,094,309	$210,033

NOTE 5: DUE FROM FACTOR

The Company, via its subsidiary, Bailey, assigns a portion of its trade accounts receivable to a third- party factoring company, who assumes the credit risk with respect to the collection of non-recourse accounts receivable. The Company may request advances on the net sales factored at any time before their maturity date, and up to 50% of eligible finished goods inventories. The factor charges a commission on the net sales factored for credit and collection services. Interest on advances is charged as of the last day of each month at a rate equal to the LIBOR rate plus 2.5%. Advances are collateralized by a security interest in substantially all of Bailley’s assets.

Due from factor consist of the following:

	December 31,
	2020	2019
Outstanding receivables:
Without recourse	$151,158	$—
With recourse	42,945	—
Advances	56,246	—
Credits due customers	(40,316)	—
	$210,033	$—